Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–151.57%(a)
Alabama–1.96%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$185	$178,537
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,065	1,160,086
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	755	823,332
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,655,986)(c)(d)	5.50%	01/01/2043	1,900	1,064,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,030	1,153,660
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,115	1,135,408
Series 2024 A, RB	5.00%	11/01/2035	1,250	1,316,115
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,050	1,134,407
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	615	629,054
				8,594,599
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	310	283,350
Arizona–2.67%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	67	64,690
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	895	898,468
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	490,956
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2040	185	188,154
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	820	812,897
Series 2017, Ref. RB	5.00%	11/15/2045	665	578,401
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	165	166,574
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(f)	5.00%	07/01/2046	2,240	2,439,062
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	270	265,141
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.38%	07/01/2052	885	884,990
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	2,530	2,790,552
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	580	631,537
Series 2007, RB	5.00%	12/01/2037	1,350	1,494,568
				11,705,990
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	460	475,953
California–14.65%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	900	812,540
California (State of);
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	1,250	1,030,012
Series 2023, GO Bonds(h)	5.25%	09/01/2053	2,525	2,849,627
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	1,895	2,057,572
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2038	275	278,332
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	8,390	875,356
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	35	35,673
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,245	244,789
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	$3,280	$3,554,083
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,125	3,105,800
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,512
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,006	3,003,170
Series 2023-1, RB	4.38%	09/20/2036	623	650,907
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	120	120,726
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,000	1,050,417
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(f)	4.00%	05/15/2046	500	500,962
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	1,245	1,286,573
Series 2018 A, RB(i)	5.00%	12/31/2047	1,500	1,521,345
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	185	171,537
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2027	580	580,536
Series 2012, RB(e)(i)	5.00%	07/01/2030	165	165,131
Series 2012, RB(e)(i)	5.00%	07/01/2037	1,730	1,730,847
Series 2012, RB(e)(i)	5.00%	11/21/2045	2,030	2,030,262
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	750	757,949
California State University; Series 2019 A, RB(h)	5.00%	11/01/2049	1,585	1,684,459
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	1,735	1,745,610
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	625	478,125
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	365	365,051
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	655	661,157
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	1,190	133,602
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(i)	5.50%	05/15/2037	600	675,880
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 F, RB(i)	5.00%	05/15/2044	2,950	3,061,743
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(h)	5.00%	07/01/2050	1,740	1,871,884
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(f)	5.00%	08/01/2050	930	1,003,206
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,095	2,726,050
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	1,500	1,511,790
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.25%	08/01/2053	2,300	2,357,784
Regents of the University of California Medical Center;
Series 2022 P, RB(h)(k)	4.00%	05/15/2053	4,065	4,106,051
Series 2022 P, RB	3.50%	05/15/2054	1,510	1,428,001
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	925	932,457
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	1,540	1,542,551
Series 2021 A, RB	5.00%	07/01/2056	1,500	1,611,125
Series 2023 B, RB(i)	5.00%	07/01/2048	1,890	2,011,020
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2020 A, Ref. RB(i)	4.00%	05/01/2039	830	829,987
Series 2019 E, RB(i)	5.00%	05/01/2038	505	530,238
Series 2019 E, RB(i)	5.00%	05/01/2050	1,760	1,816,645
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	450	484,282
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	2,605	1,034,003
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(b)	5.00%	09/01/2030	1,025	1,099,112
				64,120,471
Colorado–6.44%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	1,790	1,805,846
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	620	607,525
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	748,491
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	465	510,770
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	$1,260	$1,237,452
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	500	483,412
Series 2022, RB	6.50%	12/01/2053	500	520,894
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	555	534,784
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,280	1,325,243
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	2,745	2,860,495
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,164,735
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	130	110,063
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	500,296
Denver (City & County of), CO;
Series 2018 A, Ref. RB(i)	5.00%	12/01/2048	1,315	1,350,587
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,185	1,233,153
Series 2018 A-2, RB(g)	0.00%	08/01/2033	1,700	1,203,937
Series 2022 A, RB(i)	5.00%	11/15/2036	710	774,013
Series 2022 A, RB(i)	5.00%	11/15/2047	1,905	2,017,229
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	318,191
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,745	1,770,817
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	564	525,345
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	5.00%	12/01/2053	430	465,325
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	565	587,847
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	506,231
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	435,670
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,000	994,982
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	501,210
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	556,854
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	499,116
Series 2023, GO Bonds	8.00%	12/15/2035	610	611,115
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	370	293,151
Series 2021 A-2, RB(j)	4.50%	12/01/2041	1,535	1,113,489
				28,168,268
District of Columbia–3.20%
District of Columbia;
Series 2022 A, RB	5.00%	07/01/2047	1,260	1,371,915
Series 2023 A, RB	5.25%	05/01/2048	1,865	2,075,656
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	512,984
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	2,500	2,503,390
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(i)	5.00%	10/01/2042	2,005	2,051,729
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,187,409
Series 2021 A, Ref. RB(i)	4.00%	10/01/2041	1,575	1,575,420
Series 2023 A, Ref. RB(i)	5.25%	10/01/2043	860	934,625
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	1,635	1,800,449
				14,013,577
Florida–11.90%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(d)(e)	5.00%	11/15/2061	1,075	774,536
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	370	353,206
Broward (County of), FL;
Series 2019 A, RB(i)	4.00%	10/01/2049	560	539,895
Series 2022 A, RB(h)	4.00%	10/01/2047	2,700	2,703,273
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	1,895	1,862,388
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	$935	$1,053,385
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $728,530)(c)(d)(e)	7.75%	05/15/2035	746	9,619
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,040	1,068,331
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2024, RB	5.25%	12/01/2054	1,500	1,651,975
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	900	925,362
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(i)	12.00%	07/15/2028	560	597,660
Series 2024, Ref. RB(i)	5.00%	07/01/2041	650	662,923
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.00%	07/01/2044	1,900	1,991,338
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2047	750	795,487
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2053	630	662,594
Series 2024, Ref. RB(i)	5.50%	07/01/2053	650	678,677
Fort Lauderdale (City of), FL;
Series 2023, RB	5.50%	09/01/2053	1,120	1,263,329
Series 2024, RB(h)	5.50%	09/01/2053	1,885	2,126,228
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	800	810,728
Series 2019 A, RB(i)	4.00%	10/01/2044	1,750	1,735,485
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,185	1,295,681
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	1,895	1,944,204
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	2,495	2,773,900
Jacksonville (City of), FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	1,865	2,098,144
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.25%	10/01/2049	930	1,032,167
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	485	493,735
Series 2020 A, Ref. RB	5.75%	08/15/2050	210	212,725
Series 2020 A, Ref. RB	5.75%	08/15/2055	790	797,175
Lee (County of), FL;
Series 2021 B, RB(i)	5.00%	10/01/2034	775	831,636
Series 2022, RB	5.25%	08/01/2049	1,250	1,348,015
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(f)	5.00%	03/15/2052	1,485	1,604,690
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	865	871,475
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	710,302
Miami-Dade (County of), FL;
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	375	401,149
Series 2023 A, Ref. RB(i)	5.00%	10/01/2047	1,605	1,693,435
Subseries 2021 A-2, Ref. RB (INS - AGM)(f)	4.00%	10/01/2049	1,885	1,886,947
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,015	2,057,223
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	1,755	1,880,492
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2051	1,200	324,196
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	335	85,817
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	335	81,282
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	285	65,450
Reunion East Community Development District; Series 2005, RB(c)(l)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,000	961,964
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	630	617,232
Sterling Hill Community Development District; Series 2003 A, RB(l)(m)	6.20%	05/01/2035	828	380,724
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,000,733
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	1,008,411
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	4,255	1,372,486
				52,097,811
Georgia–2.47%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(h)(k)	4.00%	07/01/2044	2,495	2,496,151
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	$820	$890,542
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	1,003,108
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	645	609,912
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	925	938,390
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	945	947,092
Series 2023 B, RB(b)	5.00%	03/01/2030	1,350	1,441,299
Series 2024 A, RB(b)	5.00%	09/01/2031	1,260	1,362,884
Series 2024 C, RB(b)	5.00%	12/01/2031	1,050	1,125,826
				10,815,204
Hawaii–0.69%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group); Series 2024, RB	5.50%	07/01/2052	1,825	2,021,998
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,001,127
				3,023,125
Idaho–0.46%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	265	245,891
Series 2017 A, Ref. RB	5.25%	11/15/2037	370	331,099
Idaho (State of) Housing & Finance Association; Series 2024, RB	5.00%	08/15/2048	1,285	1,419,352
				1,996,342
Illinois–6.30%
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(f)(g)	0.00%	01/01/2029	1,710	1,469,738
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	795	795,236
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	325,002
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	259,994
Series 2014, RB(b)(n)	5.00%	12/23/2024	650	650,648
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,591,329
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,607,384
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,100	1,118,683
Series 2024 A, RB(i)	5.50%	01/01/2053	1,570	1,719,216
Chicago (City of), IL Board of Education;
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2032	905	946,770
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	531,388
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,035	1,011,467
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2042	1,485	1,483,661
Illinois (State of);
Series 2014, GO Bonds(b)(n)	5.00%	01/14/2025	850	851,603
Series 2014, GO Bonds(b)(n)	5.00%	01/14/2025	355	355,669
Series 2014, GO Bonds(b)(n)	5.25%	01/14/2025	1,050	1,052,218
Series 2016, GO Bonds	5.00%	11/01/2036	895	916,076
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	204,028
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	1,947,265
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	986,878
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,134,427
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	270	270,367
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $46,858)(d)	5.00%	11/01/2040	45	28,655
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $764,506)(d)	5.00%	11/01/2049	910	552,830
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,005	2,028,162
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	985	537,980
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	975,463
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	157,769
Series 2017, Ref. RB	5.25%	02/15/2037	145	147,551
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	$920	$924,799
				27,582,256
Indiana–1.37%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	1,865	2,142,501
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	1,840	1,801,586
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	175	175,156
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,250	1,380,129
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(i)	4.40%	06/10/2031	465	478,272
				5,977,644
Iowa–1.24%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	460	364,370
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	940	940,935
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(n)	5.00%	12/01/2032	2,050	2,370,200
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	225	212,459
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	155	155,000
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,345	1,378,494
				5,421,458
Kentucky–2.34%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(i)	4.70%	01/01/2052	500	500,280
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(o)	4.58%	02/01/2025	530	530,120
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2047	395	395,079
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	830	833,843
Series 2015 A, RB	5.00%	07/01/2040	750	752,321
Series 2015 A, RB	5.00%	01/01/2045	1,020	1,022,130
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	945	964,589
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,260	1,369,472
Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	3,575	3,870,219
				10,238,053
Louisiana–0.89%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(e)	3.90%	11/01/2044	570	536,771
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(i)	5.50%	09/01/2054	625	679,490
Series 2024, RB(i)	5.50%	09/01/2059	1,245	1,348,406
New Orleans (City of), LA Aviation Board; Series 2015 A, RB(b)(n)	5.00%	01/01/2025	925	926,163
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(f)	5.00%	10/01/2048	375	386,949
				3,877,779
Maryland–0.88%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	291,101
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	992,830
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	760	779,551
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	355,225
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(i)	5.25%	06/30/2052	710	744,875
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	697,358
				3,860,940
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–1.62%
Massachusetts (Commonwealth of); Series 2024, RB(h)	5.00%	06/01/2053	$3,430	$3,732,182
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	990	1,058,254
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,085	1,170,666
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(e)	5.00%	07/15/2035	270	286,577
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(i)	5.00%	07/01/2046	790	829,893
				7,077,572
Michigan–3.52%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	242,990
Lansing (City of), MI; Series 2024, RB(h)	5.25%	07/01/2054	2,735	3,046,269
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	2,085	2,322,612
Series 2024, RB(h)	5.50%	11/15/2049	2,330	2,665,290
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	125	127,161
Series 2020, Ref. RB	5.00%	06/01/2045	360	355,906
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(h)(k)(n)	5.00%	12/01/2046	2,965	3,033,679
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,460	1,527,493
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	1,525	1,527,603
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	06/30/2030	545	569,697
				15,418,700
Minnesota–1.09%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	372,468
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	440	450,148
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB(i)	5.25%	01/01/2049	1,245	1,347,224
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,260	1,383,918
St. Cloud (City of), MN (CentraCare Health System); Series 2024, Ref. RB	5.00%	05/01/2054	435	467,864
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	518,789
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	229,494
				4,769,905
Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	543,968
Missouri–2.41%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	801,608
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,673,356
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	3,555	3,652,431
Series 2019 B, RB (INS - AGM)(f)(i)	5.00%	03/01/2049	745	763,988
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	345,245
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	249,798
St. Louis (City of), MO; Series 2024, RB (INS - AGM)(f)	5.25%	07/01/2054	1,000	1,101,996
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,375	1,396,948
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	575	582,543
				10,567,913
Nebraska–1.81%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	2,810	3,165,581
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	$630	$665,143
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	785	824,074
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGM)(f)	4.00%	02/01/2051	1,545	1,536,459
Series 2022, RB(h)(k)	5.25%	02/01/2052	1,570	1,722,493
				7,913,750
Nevada–1.04%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(h)	5.00%	07/01/2053	3,965	4,308,015
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	255	250,025
				4,558,040
New Hampshire–1.19%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	218	221,830
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,216	1,227,767
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	820	932,628
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	800	826,230
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,940	2,018,363
				5,226,818
New Jersey–4.53%
New Jersey (State of) Economic Development Authority; Series 2004 A, RB (INS - BHAC)(f)(h)	5.25%	07/01/2026	6,625	6,855,039
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	295	295,322
Series 2012, RB(i)	5.75%	09/15/2027	400	400,582
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2040	1,180	1,195,405
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(i)	5.38%	01/01/2043	2,190	2,191,777
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,865	2,831,262
New Jersey (State of) Transportation Trust Fund Authority;
Series 2022, RB(b)(n)	5.25%	12/15/2032	550	646,105
Series 2022, RB	5.25%	06/15/2046	520	573,251
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,195	2,240,110
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,250	1,287,768
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,290	1,296,491
				19,813,112
New York–21.69%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(i)(p)	5.25%	12/31/2033	200	201,817
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	1,910,624
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,510	1,527,357
Series 2020 A-1, RB (INS - AGM)(f)	4.00%	11/15/2041	875	879,043
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,046,914
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(i)	4.00%	07/15/2060	1,750	1,633,570
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	1,835	1,977,180
Subseries 2022 D-1, GO Bonds(h)	5.25%	05/01/2038	1,015	1,154,220
Subseries 2022 D-1, GO Bonds(h)	5.25%	05/01/2042	1,725	1,931,676
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,130	1,255,956
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,250	1,246,184
Series 2020 BB-1, RB	5.00%	06/15/2050	2,430	2,590,960
Series 2020, Ref. RB	5.00%	06/15/2050	1,225	1,306,142
Series 2024 AA, RB	5.25%	06/15/2053	1,245	1,399,073
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	$1,405	$1,406,928
Series 2023 F-1, RB	4.00%	02/01/2051	1,900	1,883,426
Series 2024 B, RB	4.38%	05/01/2053	1,640	1,668,869
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	925	994,339
Series 2018 E, RB(h)	5.00%	03/15/2046	4,260	4,468,242
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	2,725	2,731,419
New York (State of) Power Authority; Series 2020 A, RB(h)	4.00%	11/15/2045	2,740	2,741,292
New York (State of) Power Authority (Green Bonds); Series 2020, RB(h)	4.00%	11/15/2055	3,130	3,091,649
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(f)	5.00%	11/15/2053	1,305	1,425,213
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,030	3,976,144
Series 2019 B, RB (INS - AGM)(f)(h)(k)	4.00%	01/01/2050	1,950	1,933,284
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	1,850	1,851,431
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2022 C-3, VRD RB(q)	2.80%	05/01/2062	5,000	5,000,000
Series 2023, RB	4.80%	02/01/2053	945	974,208
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	210	192,835
Series 2010 A, RB(e)	6.25%	06/01/2041	1,000	1,000,103
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,407,885
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	4,375	4,377,410
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	2,490	2,500,648
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	550	550,922
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,000	1,001,258
Series 2020, Ref. RB(i)	5.25%	08/01/2031	345	361,843
Series 2020, Ref. RB(i)	5.38%	08/01/2036	705	743,727
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	1,565	1,614,955
Series 2018, RB(i)	5.00%	01/01/2034	1,510	1,556,152
Series 2018, RB(i)	5.00%	01/01/2036	1,265	1,299,991
Series 2020, RB(i)	5.00%	10/01/2040	1,495	1,555,232
Series 2020, RB(i)	4.38%	10/01/2045	875	852,917
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(i)	5.38%	06/30/2060	1,620	1,695,192
Series 2024, RB (INS - AGM)(f)(i)	5.25%	06/30/2060	1,310	1,392,658
Series 2024, RB(i)	5.50%	06/30/2060	1,200	1,282,818
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	2,465	2,465,043
Series 2016 A, RB(i)	5.25%	01/01/2050	2,355	2,355,176
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(i)	5.00%	12/01/2036	740	794,221
Series 2022, RB(i)	5.00%	12/01/2038	455	484,965
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(i)	5.50%	12/31/2054	1,250	1,355,646
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,312,796
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	565	597,725
Series 2021 A, RB	5.00%	11/15/2056	835	885,966
Series 2022, RB(h)	5.00%	05/15/2051	4,090	4,380,282
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	1,706,382
				94,931,908
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.31%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	$725	$755,522
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(f)(g)	0.00%	01/01/2053	2,250	588,533
				1,344,055
North Dakota–0.36%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	875	878,155
Series 2017 C, RB	5.00%	06/01/2053	680	680,254
				1,558,409
Ohio–4.58%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	653,864
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,265	2,972,278
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	6,505	5,965,446
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	900	900,778
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(i)	5.38%	09/15/2027	600	600,345
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	415	419,971
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	875	892,728
Series 2017, Ref. RB	5.50%	02/15/2052	645	659,860
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,010	1,167,702
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,230	1,424,130
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,135	1,135,661
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $807,152)(c)(d)(e)	6.00%	04/01/2038	823	57,640
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	690	690,014
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	1,865	1,822,738
Ohio State University (The); Series 2024, RB	5.25%	12/01/2054	625	695,950
				20,059,105
Oklahoma–1.21%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	2,825	2,911,626
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	885	986,340
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	665	668,712
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(i)	5.50%	06/01/2035	250	250,453
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	475	475,848
				5,292,979
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	614	648,455
Oregon–1.25%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	376,662
Oregon (State of); Series 2019, GO Bonds(h)(k)	5.00%	08/01/2044	2,500	2,671,700
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2053	1,070	1,173,496
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(i)	5.00%	07/01/2052	1,200	1,258,728
				5,480,586
Pennsylvania–4.39%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(f)(i)	5.50%	01/01/2048	1,025	1,126,776
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	625	605,819
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(g)	0.00%	10/01/2036	500	305,224
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	502,459
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	510	528,402
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.25%	06/30/2053	$1,505	$1,569,308
Series 2022, RB (INS - AGM)(f)(i)	5.00%	12/31/2057	750	779,765
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	690	698,621
Series 2023 A-2, RB	4.00%	05/15/2048	410	407,890
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	740	756,988
Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,078,293
Series 2019 A, RB	5.00%	12/01/2049	165	175,054
Series 2020 B, RB	5.00%	12/01/2050	445	475,542
Series 2021 A, RB	4.00%	12/01/2050	930	907,534
Series 2024 C, RB	5.25%	12/01/2054	1,100	1,225,837
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	2,345	2,389,363
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	610	619,212
Series 2021, Ref. RB (INS - AGM)(f)(i)	4.00%	07/01/2046	1,275	1,252,227
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	1,870	2,121,914
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,255	1,375,350
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	310	310,938
				19,212,516
Puerto Rico–5.59%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,875	1,884,962
Series 2002, RB	5.63%	05/15/2043	1,110	1,123,315
Series 2005 A, RB(g)	0.00%	05/15/2050	4,515	886,272
Series 2005 B, RB(g)	0.00%	05/15/2055	2,000	228,700
Series 2008 A, RB(g)	0.00%	05/15/2057	14,115	945,246
Series 2008 B, RB(g)	0.00%	05/15/2057	28,010	1,722,847
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	875	915,798
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	945	935,323
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	740	726,906
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	455	438,403
Subseries 2022, RN(g)	0.00%	11/01/2043	518	320,424
Subseries 2022, RN(g)	0.00%	11/01/2051	987	630,705
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,440	1,439,135
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	550	549,557
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	480	479,205
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	335	304,434
Series 2018 A-1, RB(g)	0.00%	07/01/2029	785	660,662
Series 2018 A-1, RB(g)	0.00%	07/01/2031	1,830	1,420,886
Series 2018 A-1, RB(g)	0.00%	07/01/2033	650	464,244
Series 2018 A-1, RB(g)	0.00%	07/01/2046	6,175	2,091,997
Series 2018 A-1, RB(g)	0.00%	07/01/2051	8,095	2,010,634
Series 2018 A-1, RB	4.75%	07/01/2053	1,138	1,139,077
Series 2018 A-1, RB	5.00%	07/01/2058	1,605	1,612,245
Series 2019 A-2, RB	4.33%	07/01/2040	920	920,008
Series 2019 A-2, RB	4.78%	07/01/2058	630	631,293
				24,482,278
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.52%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	$530	$533,285
Series 2015 B, Ref. RB	5.00%	06/01/2050	1,755	1,758,578
				2,291,863
South Carolina–1.28%
Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	1,000	1,008,533
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,485	1,623,195
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	380	427,740
Series 2024, RB	5.50%	11/01/2054	630	705,083
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2022 A, RB	4.00%	12/01/2052	675	654,209
Series 2024 B, Ref. RB (INS - AGM)(f)	5.00%	12/01/2040	1,060	1,187,990
				5,606,750
South Dakota–0.93%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	1,530	1,560,820
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,670	1,671,345
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	805	835,052
				4,067,217
Tennessee–5.99%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	935	968,382
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	780	848,302
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,345	1,406,027
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(f)(g)	0.00%	07/01/2026	12,525	11,810,774
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	1,560	1,571,520
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(h)	6.00%	12/01/2054	2,190	2,525,414
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	2,375	2,367,905
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(i)	5.00%	07/01/2043	885	904,147
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	715	736,003
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	1,042,136
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	1,875	2,016,774
				26,197,384
Texas–15.21%
Austin (City of), TX; Series 2022, RB(i)	5.25%	11/15/2047	880	948,486
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	845	856,474
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	735	766,243
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	910	905,592
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,269,026
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	755	763,117
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,260	1,279,822
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	3,180	3,187,309
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,295	2,268,616
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	1,000	1,013,091
Series 2023, RB (INS - AGM)(f)	4.25%	10/01/2053	1,065	1,070,129
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	965	959,835
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2048	1,290	1,387,030
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(i)	4.00%	07/01/2041	435	415,647
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(i)	5.00%	07/15/2028	$375	$387,027
Series 2024 B, RB(i)	5.50%	07/15/2039	310	334,882
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,045	1,061,151
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,390	1,369,088
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	1,000	1,009,740
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	880	975,503
Matagorda County Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(f)(i)	5.13%	11/01/2028	5,000	5,223,456
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	2,305	2,312,287
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB(c)	5.00%	07/01/2047	1,000	420,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	48,775
Series 2021, RB	2.00%	11/15/2061	1,681	621,436
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	994,297
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	830	830,137
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,075	1,097,726
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	920	790,008
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	371,797
Series 2017, Ref. RB	5.00%	01/01/2047	460	460,161
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	174,760
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	999,586
Series 2020, RB	5.25%	10/01/2055	1,680	1,568,376
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	1,895	1,916,892
Pasadena Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,230	1,336,784
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	2,295	2,550,110
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	600	608,245
Series 2023, GO Bonds	4.25%	08/15/2053	1,705	1,722,196
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,790	1,796,914
Series 2016, Ref. RB	5.00%	05/15/2045	755	733,327
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $314,153)(c)(d)	5.75%	02/15/2025	335	184,250
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,504,009)(c)(d)	6.38%	02/15/2048	1,490	819,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	59,068
Series 2020, Ref. RB	6.75%	11/15/2051	60	57,690
Series 2020, Ref. RB	6.88%	11/15/2055	60	57,951
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2040	1,500	735,889
Texas (State of) Water Development Board;
Series 2022, RB(h)	5.00%	10/15/2047	2,510	2,738,298
Series 2023 A, RB	4.88%	10/15/2048	1,865	2,009,359
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,065	1,060,404
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,560	1,600,139
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(i)	5.50%	06/30/2041	1,150	1,240,848
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,001
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	1,855	1,836,455
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	2,510	2,423,299
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)(h)	5.25%	08/15/2054	2,665	2,932,347
				66,565,576
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–2.20%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	$500	$428,151
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	431,114
Salt Lake City (City of), UT;
Series 2018 A, RB(i)	5.00%	07/01/2048	1,110	1,132,666
Series 2021 A, RB(i)	5.00%	07/01/2046	620	648,761
Series 2023 A, RB(i)	5.50%	07/01/2053	2,180	2,397,470
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	1,515	1,455,583
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.50%	10/15/2052	1,055	1,050,322
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	4.90%	01/01/2049	1,165	1,202,233
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	835	863,725
				9,610,025
Virginia–2.63%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	1,560	1,555,040
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM)(f)	5.25%	07/01/2053	1,020	1,109,496
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	250	250,101
Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB(b)	5.50%	09/01/2035	110	109,595
Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	870	918,450
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(i)	5.00%	01/01/2037	2,560	2,726,445
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	425	446,792
Series 2022, Ref. RB(i)	5.00%	12/31/2057	1,215	1,266,609
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	610	616,584
Series 2017, RB(i)	5.00%	12/31/2056	2,505	2,524,764
				11,523,876
Washington–2.83%
Kalispel Tribe of Indians; Series 2018 B, RB(e)	5.00%	01/01/2032	700	722,156
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	1,865	2,018,709
Tacoma (City of), WA; Series 2023, RB(h)	4.00%	12/01/2047	2,070	2,077,102
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,400	1,554,502
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	2,605	2,677,312
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	925	892,251
Series 2020, Ref. RB	5.00%	09/01/2055	1,000	1,051,887
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	325	308,932
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	270	249,828
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	881	827,388
				12,380,067
West Virginia–0.46%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	620	667,432
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,340	1,356,743
				2,024,175
Wisconsin–4.85%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2050	4,885	1,548,079
Series 2020, RB(b)(g)(n)	0.00%	12/15/2030	4,255	1,060,617
Series 2020, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	17,685	3,483,255
Series 2022, RB(e)	5.25%	12/15/2061	1,280	1,304,486
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	$2,085	$1,997,154
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(e)	5.00%	08/01/2027	1,250	1,277,270
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	1,875	1,855,834
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	625	548,102
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,150	1,123,852
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	930	961,492
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	685	614,788
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	310	300,883
Series 2022 A, RB(e)	6.13%	02/01/2050	335	325,147
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	465	466,657
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	490	220,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,299,676
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,295,225
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	850	852,239
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	674,851
				21,210,107
Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGM)(f)	4.00%	06/01/2044	805	804,922
Total Municipal Obligations (Cost $651,303,510)				663,434,851
			Shares
Exchange-Traded Funds–0.18%
Invesco Municipal Strategic Income ETF (Cost $758,488)(r)			14,890	767,133
TOTAL INVESTMENTS IN SECURITIES(s)–151.75% (Cost $652,061,998)				664,201,984
FLOATING RATE NOTE OBLIGATIONS–(11.70)%
Notes with interest and fee rates ranging from 3.40% to 3.42% at 11/30/2024 and contractual maturities of collateral ranging from 07/01/2026 to 11/15/2055(t)				(51,195,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(41.93)%				(183,536,943)
OTHER ASSETS LESS LIABILITIES–1.88%				8,227,329
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$437,697,370
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $3,329,547, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at November 30, 2024 was $3,491,030, which represented less than 1% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $34,531,972, which represented 7.89% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $10,925,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(r)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$760,292	$-	$-	$6,841	$-	$767,133	$23,024

(s)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.00%

(t)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Trust’s investments with a value of $75,846,146 are held by TOB Trusts and serve as collateral for the $51,195,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$663,054,125	$380,726	$663,434,851
Exchange-Traded Funds	767,133	—	—	767,133
Total Investments	$767,133	$663,054,125	$380,726	$664,201,984
Invesco Advantage Municipal Income Trust II